Trade, other payables and provisions (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Trade payables	$ 3,047		$ 2,532
Non-trade payables and accrued expenses	2,405		2,604
Total financial trade and other payables	9,027		8,115
Current portion of provisions and other non-financial payables	1,423		255
Trade, other payables and provisions	10,450	$ 8,335	8,369
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Related party payables	2,628		2,254
Related parties [member]
Disclosure of transactions between related parties [line items]
Related party payables	$ 947		$ 725